July 20, 2009

BNY MELLON FUNDS TRUST Supplement to Prospectus dated December 31, 2008 (Class M and Investor Shares)

The following information supplements the information contained in the funds’ Prospectus, including the section entitled “Account Policies and Services”:

Class M shares of a fund also are offered to certain investment advisory firms on behalf of their high net worth and related clients, provided that such firms are approved by BNY Mellon Wealth Management and invest in the fund through an omnibus account. Such investment advisory firms are subject to a minimum initial investment requirement of $1 million. Clients of these investment advisory firms may not maintain accounts directly with a fund and should contact their financial advisor directly for information concerning purchasing, selling (redeeming) and exchanging fund shares. The investment advisory firms may impose policies, limitations (including with respect to buying, selling and exchanging fund shares) and fees on their clients that are different from those described in the funds’ Prospectus.

July 20, 2009

BNY MELLON FUNDS TRUST

Supplement to Statement of Additional Information dated December 31, 2008

The following information supplements the information contained in the section of the Funds’ Statement of Additional Information entitled “How to Buy Shares”:

Class M shares of a Fund also are offered to certain investment advisory firms on behalf of their high net worth and related clients, provided that such firms are approved by BNY Mellon Wealth Management and invest in the Fund through an omnibus account. Such investment advisory firms are subject to a minimum initial investment requirement of $1 million. Clients of these investment advisory firms may not maintain accounts directly with a Fund and should contact their financial advisor directly for information concerning purchasing, selling (redeeming) and exchanging Fund shares. The investment advisory firms may impose policies, limitations (including with respect to buying, selling and exchanging Fund shares) and fees on their clients that are different from those described in the Funds’ Statement of Additional Information.